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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06052
Invesco Municipal Income Opportunities Trust III
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Municipal Income
Opportunities Trust III
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-CE-MIO3-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.44%

Alabama—0.95%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$500	$495,700
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority; Series 2007, Retirement Facility RB	5.50%	01/01/43	210	157,668

				653,368

Arizona—3.07%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	650	603,193
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	400	398,020
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004, Education RB	6.13%	12/15/34	500	455,050
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	370	379,983
Quechan Indian Tribe of Fort Yuma (California and Arizona Governmental); Series 2008, RB	7.00%	12/01/27	300	278,892

				2,115,138

California—8.96%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	225	235,130
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	210	216,745
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006, CAB Asset-Backed RB (d)	0.00%	06/01/33	845	77,816
California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	200	179,556
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric); Series 1996 F, VRD RB (LOC-JPMorgan Chase Bank, N.A. ) (f)(g)	0.07%	11/01/26	500	500,000
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	225	242,899
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	447,050
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.06%	08/15/47	200	200,000
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB (e)	7.25%	10/01/38	115	116,681
Desert Community College District (Election 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/46	2,250	270,472
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	225	179,291
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	1,000	636,080
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	225	250,117
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax GO CAB Bonds (d)	0.00%	08/01/39	2,460	445,112
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	225	211,849
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	225	187,169
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	225	236,295
San Diego (County of); Series 1998, COP	5.60%	02/01/18	700	606,263
San Francisco (City of) Redevelopment Financial Authority (Mission Bay South); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	315	332,388
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/44	4,070	236,548
Union (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	335	361,911

				6,169,372

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—3.57%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	$300	$280,389
Series 2009 A, RB	9.00%	01/01/34	250	263,027
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	225	230,175
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	225	228,917
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,000	648,280
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	210	186,638
Montrose (County of) Memorial Hospital; Series 2003, Enterprise RB	6.00%	12/01/33	225	228,389
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	450	390,037

				2,455,852

Connecticut—0.71%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(h)	5.13%	10/01/36	985	486,521

Delaware—0.26%
Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	225	176,753

District of Columbia—0.83%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	225	233,134
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/25	300	341,196

				574,330

Florida—12.90%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	500	403,420
Series 2007, IDR	5.88%	11/15/42	225	177,131
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, Health Facilities RB	8.13%	11/15/46	225	222,363
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	285	254,519
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/23	1,550	1,646,364
Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	225	232,160
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	110	109,482
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	225	210,688
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	225	174,753
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, RB	5.25%	06/15/27	225	195,746
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/42	1,700	226,474
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	225	235,100
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	998,800
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	850	797,291
Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	560	545,154
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	400	405,804
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	1,500	1,521,075
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	225	227,781
Tolomato Community Development District; Series 2007, Special Assessment RB (h)	6.55%	05/01/27	300	171,405
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	140	132,898

				8,888,408

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—1.34%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	$225	$236,932
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	500	500,295
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	170	183,075

				920,302

Hawaii—1.48%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	225	255,821
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2009, Special Purpose RB	6.50%	07/01/39	225	243,569
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	500	519,855

				1,019,245

Illinois—10.16%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax RB	5.90%	03/01/27	375	314,681
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	335,670
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.75%	12/01/32	449	460,602
Chicago (City of); Series 2011 C, Tax Increment COP	7.13%	05/01/25	210	217,012
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	225	232,760
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	325	315,848
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	225	196,022
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	450	383,594
Illinois (State of) Finance Authority (Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	225	234,470
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	225	221,967
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	225	225,873
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	500	409,515
Illinois (State of) Finance Authority (UNO Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	115	115,900
Series 2011, Ref. Charter School RB	7.13%	10/01/41	115	115,937
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (h)	6.90%	11/15/33	750	262,253
Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	450	421,002
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (b)	5.50%	06/15/50	210	216,119
Series 2010 B, Ref. CAB RB (INS-AGM) (c)(d)	0.00%	06/15/43	2,250	327,420
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	600	632,754
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	225	222,350
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	200	205,498
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	492	446,032
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	225	223,601
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	295	262,892

				6,999,772

Indiana—1.21%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	225	232,317
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	165	151,005
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	275	261,979
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	225	191,288

				836,589

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—0.64%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	$225	$240,073
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	225	198,220

				438,293

Kansas—0.43%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	315	298,519

Kentucky—0.33%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	225	228,812

Louisiana—1.54%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	446	178,266
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	225	239,229
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	200	196,032
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	450	450,072

				1,063,599

Maine—0.34%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	225	231,534

Maryland—0.89%
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	225	237,710
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	374,085

				611,795

Massachusetts—3.83%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	210	258,531
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	300	271,659
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
Series 2011 A-1, RB	6.25%	11/15/46	142	100,467
Series 2011 A-2, RB	5.50%	11/15/46	8	4,555
Series 2011 B, CAB RB (d)	0.00%	11/15/56	37	183
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.63%	07/01/15	880	881,338
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	225	225,947
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	225	240,325
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/32	120	154,895
Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 1995 G, VRD RB (f)	0.11%	02/15/26	500	500,000

				2,637,900

Michigan—0.71%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	250	239,717
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(i)(j)	6.75%	06/02/14	225	250,261

				489,978

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—3.39%
Anoka (City of) (The Homestead at Anoka Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	$225	$225,144
Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	225	231,502
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	200	221,130
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	300	332,850
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	225	227,741
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	250	247,175
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	225	235,352
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	225	227,790
West Saint Paul (City of) (Walker Thompson Hill, LLC); Series 2011 A, Health Care Facilities RB	7.00%	09/01/46	160	159,976
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	225	226,557

				2,335,217

Mississippi—0.29%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	200	200,960

Missouri—5.37%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	250	108,963
Bridgeton (City of) Industrial Development Authority (The Sarah Community); Series 2011 A, Housing Ref. & Improvement RB	6.38%	05/01/35	225	223,416
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	225	206,370
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	1,000,920
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	1,000	1,004,910
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	225	224,973
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	225	234,133
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Improvement and Tax Increment Allocation RB	6.38%	12/01/25	225	228,445
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	228,622
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	250	235,172

				3,695,924

Nebraska—0.33%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	225	229,145

Nevada—1.88%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Special Assessment RB	6.38%	08/01/23	465	479,197
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (h)	7.38%	01/01/40	1,000	1,400
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	500	262,700
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	250	286,820
Sparks (City of) (Local Improvement Districts No. 3); Series 2008, Limited Obligation Special Assessment RB	6.50%	09/01/20	260	262,649

				1,292,766

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—0.70%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$225	$235,638
New Hampshire (State of) Health & Education Facilities Authority (University System); Series 2005 B-1, VRD RB (f)	0.20%	07/01/33	250	250,000

				485,638

New Jersey—3.59%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	225	240,768
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	225	220,556
Series 1999, Special Facility RB (a)	6.40%	09/15/23	100	99,246
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	500	434,965
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	478,100
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	360	274,950
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	225	225,873
Tobacco Settlement Financing Corp.;
Series 2007 1A, RB	4.50%	06/01/23	225	203,774
Series 2007 1A, RB	5.00%	06/01/29	225	172,028
Series 2007 1A, RB	5.00%	06/01/41	180	124,846

				2,475,106

New Mexico—0.33%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	225	226,476

New York—4.48%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (d)	0.00%	07/15/35	365	90,206
Series 2009, CAB RB (d)	0.00%	07/15/46	2,250	257,872
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facilities RB	6.20%	06/01/29	500	456,240
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	325	270,761
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	360	359,946
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	250	245,130
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.25%	12/01/37	225	225,189
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Second Priority Liberty RB	6.38%	07/15/49	225	234,155
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(e)(i)(j)	6.63%	10/01/13	225	225,988
The Port Authority of New York and New Jersey;
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (a)(b)	5.00%	10/15/27	380	408,006
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (a)(b)	5.00%	10/15/28	290	309,427

				3,082,920

North Carolina—0.34%
North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	225	231,458

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—2.37%
Centerville (City of) (Bethany Lutheran Village); Series 2007 A, Health Care RB	6.00%	11/01/38	$300	$261,570
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	415,521
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	225	229,401
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	225	225,902
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	225	252,648
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	270	249,002

				1,634,044

Oklahoma—2.15%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	250	240,130
Oklahoma (State of) Capital Improvement Authority (Higher Education D3); Series 2006, VRD State Facilities RB (f)	0.25%	07/01/33	800	800,000
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	200	206,048
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	225	233,579

				1,479,757

Pennsylvania—4.40%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	220	213,525
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	500	480,620
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	750	703,478
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	220	205,498
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	500	443,650
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	225	234,947
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax Bonds (b)	5.00%	06/15/21	645	749,903

				3,031,621

Puerto Rico—0.32%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax CAB RB (d)	0.00%	08/01/34	900	222,282

Rhode Island—0.25%
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	185	169,882

South Carolina—2.08%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	150	161,520
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	750	567,285
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (h)	6.00%	11/15/37	325	128,372
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	750	576,127

				1,433,304

South Dakota—0.26%
Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	225	178,504

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—2.94%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	$400	$403,928
Metropolitan Government of Nashville (City of) & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	225	214,094
Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	719,707
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	449,915
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	225	238,676

				2,026,320

Texas—10.45%
Alliance (City of) Airport Authority (American Airlines, Inc.); Series 2007, Ref. RB (a)(h)	5.25%	12/01/29	225	42,818
Alliance (City of) Airport Authority (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	250	261,430
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Second Tier RB (e)	5.75%	01/01/34	340	315,928
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	225	232,459
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	225	225,299
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	225	229,808
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	390	390,207
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD Hospital RB (f)	0.12%	10/01/41	475	475,000
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	225	214,123
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	225	188,125
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	200	199,988
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	100	99,352
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	225	242,921
La Vernia Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, Education RB	6.25%	08/15/39	225	237,924
Lubbock Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	800	768,672
North Texas Tollway Authority (Special Project System); Series 2011 B, CAB RB (d)	0.00%	09/01/37	1,400	276,248
North Texas Tollway Authority;
Series 2008 A, First Tier RB (INS-BHAC) (b)(c)	5.75%	01/01/48	675	716,506
Series 2011, Ref. First Tier RB	5.00%	01/01/38	225	222,885
Tarrant County of Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	225	222,489
Tarrant County of Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	250	242,142
Texas (State of) Turnpike Authority; Series 2002, Central Texas Turnpike System CAB RB (INS-AMBAC) (c)(d)	0.00%	08/15/33	935	230,534
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	225	243,988
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC); Series 2009, Sr. Lien RB	6.88%	12/31/39	225	241,018
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB	7.13%	02/15/40	225	230,832
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	225	235,451
Tyler Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. RB	5.00%	07/01/33	225	214,564

				7,200,711

Utah—0.82%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	350	350,010
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	225	212,315

				562,325

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—1.81%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (e)	6.50%	01/01/28	$527	$480,289
Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	235	201,204
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	298	300,092
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	250	263,615

				1,245,200

Washington—2.95%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. and Improvement Limited Tax GO Bonds	7.25%	12/01/38	225	226,861
Series 2011, Ref. and Improvement Limited Tax GO RB	7.00%	12/01/40	225	225,000
King (County of) Washington Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/34	675	721,467
Port of Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	350	348,198
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	225	233,201
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	250	277,615

				2,032,342

West Virginia—0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	425	408,306

Wisconsin—1.20%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	325	356,369
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	225	239,011
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	225	231,649

				827,029

TOTAL INVESTMENTS(k) —107.44% (Cost $76,687,110)				74,003,317

FLOATING RATE NOTE OBLIGATIONS—(6.73)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D) (l)				(4,635,000)

OTHER ASSETS LESS LIABILITIES—(0.71)%				(486,444)

NET ASSETS—100.00%				$68,881,873

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)

BAN	—Bond Anticipation Notes

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

COP	—Certificates of Participation

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $2,455,898, which represented 3.57% of the Trust’s Net Assets.

(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $1,228,217, which represented 1.78% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $7,892,988 are held by Dealer Trusts and serve as collateral for the $4,635,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Municipal Income Opportunities Trust III

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Municipal Income Opportunities Trust III

NOTE 2 — Additional Valuation Information — (continued)

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$74,003,317	$—	$74,003,317

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $18,499,241 and $18,145,193, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,862,532

Aggregate unrealized (depreciation) of investment securities	(5,580,481)

Net unrealized appreciation (depreciation) of investment securities	$(2,717,949)

Cost of investments for tax purposes is $76,721,266.

Invesco Municipal Income Opportunities Trust III

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Municipal Income Opportunities Trust III

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.